Property, plant, and equipment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant, and equipment
Beginning Balance	$ 100,997,498	$ 90,076,526
Ending Balance	95,171,302	100,997,498
Cost
Property, plant, and equipment
Beginning Balance	160,336,163	140,900,774
Additions/capitalizations	9,349,885	8,767,716
Abandonment cost update	270,104	(621,177)
Capitalized financial interests	297,630	185,968
Exchange differences capitalized	1,585	1,085
Disposals	(1,020,288)	(1,250,962)
Decrease related to business combination		(153,557)
Effect of adopting new standards		18,013
Foreign currency translation	(15,243,622)	12,458,899
Reclassifications/transfers	(150,434)	29,404
Ending Balance	153,841,023	160,336,163
Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(59,338,665)	(50,824,248)
Depreciation expense	(6,016,115)	(5,709,956)
Recovery (loss) impairment	205,780	399,218
Disposals	920,150	1,168,300
Foreign currency translation	5,622,078	(4,410,636)
Reclassifications/transfers	(62,949)	38,657
Ending Balance	(58,669,721)	(59,338,665)
Plant and equipment
Property, plant, and equipment
Beginning Balance	35,293,773	32,754,006
Ending Balance	29,916,027	35,293,773
Plant and equipment | Cost
Property, plant, and equipment
Beginning Balance	62,807,662	57,452,843
Additions/capitalizations	2,592,249	2,433,113
Abandonment cost update	55,694	(241,090)
Capitalized financial interests	101,125	62,677
Exchange differences capitalized	457	366
Disposals	(653,972)	(669,531)
Decrease related to business combination		0
Effect of adopting new standards		0
Foreign currency translation	(7,966,666)	7,200,073
Reclassifications/transfers	(2,039,040)	(3,430,789)
Ending Balance	54,897,509	62,807,662
Plant and equipment | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(27,513,889)	(24,698,837)
Depreciation expense	(2,916,507)	(2,807,716)
Recovery (loss) impairment	765,513	504,960
Disposals	625,848	637,049
Foreign currency translation	3,039,353	(2,737,467)
Reclassifications/transfers	1,018,200	1,588,122
Ending Balance	(24,981,482)	(27,513,889)
Pipelines, networks and lines
Property, plant, and equipment
Beginning Balance	37,417,260	35,737,581
Ending Balance	35,096,170	37,417,260
Pipelines, networks and lines | Cost
Property, plant, and equipment
Beginning Balance	60,287,768	55,402,633
Additions/capitalizations	2,257,397	1,331,585
Abandonment cost update	221,944	(333,705)
Capitalized financial interests	80,720	23,155
Exchange differences capitalized	365	135
Disposals	(266,862)	(471,119)
Decrease related to business combination		(176,451)
Effect of adopting new standards		0
Foreign currency translation	(4,448,755)	3,665,015
Reclassifications/transfers	452,276	846,520
Ending Balance	58,584,853	60,287,768
Pipelines, networks and lines | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(22,870,508)	(19,665,052)
Depreciation expense	(2,319,289)	(2,319,775)
Recovery (loss) impairment	(212,245)	(70,439)
Disposals	228,151	448,340
Foreign currency translation	1,722,919	(1,340,435)
Reclassifications/transfers	(37,711)	76,853
Ending Balance	(23,488,683)	(22,870,508)
Work in progress
Property, plant, and equipment
Beginning Balance	12,044,281	9,286,514
Ending Balance	13,832,228	12,044,281
Work in progress | Cost
Property, plant, and equipment
Beginning Balance	13,462,321	10,566,114
Additions/capitalizations	3,510,753	4,496,490
Abandonment cost update	0	0
Capitalized financial interests	92,816	89,809
Exchange differences capitalized	659	524
Disposals	(15,128)	(18,057)
Decrease related to business combination		0
Effect of adopting new standards		18,013
Foreign currency translation	(226,974)	336,968
Reclassifications/transfers	(1,304,461)	(2,027,540)
Ending Balance	15,519,986	13,462,321
Work in progress | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,418,040)	(1,279,600)
Depreciation expense	0	0
Recovery (loss) impairment	(360,367)	(153,449)
Disposals	0	755
Foreign currency translation	5,207	(2,307)
Reclassifications/transfers	85,442	16,561
Ending Balance	(1,687,758)	(1,418,040)
Buildings
Property, plant, and equipment
Beginning Balance	9,123,911	5,600,974
Ending Balance	9,521,689	9,123,911
Buildings | Cost
Property, plant, and equipment
Beginning Balance	15,354,065	9,660,227
Additions/capitalizations	552,852	401,079
Abandonment cost update	(7,505)	(42,730)
Capitalized financial interests	12,930	7,778
Exchange differences capitalized	58	45
Disposals	(13,398)	(41,606)
Decrease related to business combination		37,542
Effect of adopting new standards		0
Foreign currency translation	(1,844,094)	635,557
Reclassifications/transfers	2,613,118	4,696,173
Ending Balance	16,668,026	15,354,065
Buildings | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(6,230,154)	(4,059,253)
Depreciation expense	(626,962)	(423,067)
Recovery (loss) impairment	136,123	84,478
Disposals	12,898	37,953
Foreign currency translation	678,512	(195,728)
Reclassifications/transfers	(1,116,754)	(1,674,537)
Ending Balance	(7,146,337)	(6,230,154)
Lands
Property, plant, and equipment
Beginning Balance	5,145,555	4,732,686
Ending Balance	4,664,551	5,145,555
Lands | Cost
Property, plant, and equipment
Beginning Balance	5,199,069	4,800,297
Additions/capitalizations	15,489	15,956
Abandonment cost update	0	0
Capitalized financial interests	137	518
Exchange differences capitalized	1	3
Disposals	(498)	(480)
Decrease related to business combination		(14,648)
Effect of adopting new standards		0
Foreign currency translation	(479,724)	393,059
Reclassifications/transfers	98,176	4,364
Ending Balance	4,832,650	5,199,069
Lands | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(53,514)	(67,611)
Depreciation expense	0	0
Recovery (loss) impairment	(132,149)	22,248
Disposals	155	41
Foreign currency translation	17,409	(8,192)
Reclassifications/transfers	0	0
Ending Balance	(168,099)	(53,514)
Other
Property, plant, and equipment
Beginning Balance	1,972,718	1,964,765
Ending Balance	2,140,637	1,972,718
Other | Cost
Property, plant, and equipment
Beginning Balance	3,225,278	3,018,660
Additions/capitalizations	421,145	89,493
Abandonment cost update	(29)	(3,652)
Capitalized financial interests	9,902	2,031
Exchange differences capitalized	45	12
Disposals	(70,430)	(50,169)
Decrease related to business combination		0
Effect of adopting new standards		0
Foreign currency translation	(277,409)	228,227
Reclassifications/transfers	29,497	(59,324)
Ending Balance	3,337,999	3,225,278
Other | Accumulated depreciation and impairment losses
Property, plant, and equipment
Beginning Balance	(1,252,560)	(1,053,895)
Depreciation expense	(153,357)	(159,398)
Recovery (loss) impairment	8,905	11,420
Disposals	53,098	44,162
Foreign currency translation	158,678	(126,507)
Reclassifications/transfers	(12,126)	31,658
Ending Balance	$ (1,197,362)	$ (1,252,560)